Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Cumulative Value of Intangible Assets Related to Acquisition

	December 31
	2019
	US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Acquisition-related intangible assets	13,117	(3,699)	(9,418)	—

Schedule of Goodwill

	December 31
	2019					2020
	US$					US$
	Cost	Disposal of FCI	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Disposal of FCI	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	100,129	(25,117)	(57,485)	(38)	17,489	100,129	(25,117)	(74,974)	(38)	—